Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) $ in Millions, $ in Millions	Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	[1],[2]	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 110,750	[1]	$ 5,766		$ 108,602
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	110,750				108,602
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	9,400				9,568
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	21,011				18,902
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	42,771				43,344
Refrigeration equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	9,590				8,860
Returnable bottles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	5,893				6,043
Investements in Fixed Assets in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	7,345				7,849
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	14,379				13,629
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 361				$ 407

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3